Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting Policy Disclosures [Line Items]
Number of connections		5,100,000
Number of reportable segments		1
Restricted cash			$ 0	$ 0
Goodwill, Impairment Loss	$ 370	$ 370	0
Agent liability		61	57
Advertising costs		211	245	231
Amounts recorded gross in revenues that are billed to customers and remitted to governmental authorities		58	64	77
Service		2,978	3,081	3,384
Maximum
Accounting Policy Disclosures [Line Items]
Restricted cash		1
Adoption Effect
Accounting Policy Disclosures [Line Items]
Cumulative effect of change in retained earnings due to adoption of new accounting pronouncement		$ 160
TDS
Accounting Policy Disclosures [Line Items]
TDS ownership of U.S. Cellular		83.00%
Income taxes payable		$ 23	8
401(k)
Accounting Policy Disclosures [Line Items]
Defined contribution cost		16	16	15
Pension
Accounting Policy Disclosures [Line Items]
Defined contribution cost		$ 11	$ 11	11
Loyalty Rewards Program
Accounting Policy Disclosures [Line Items]
Service				$ 58